MEMBERS MUTUAL FUNDS
550 Science Drive
Madison, Wisconsin 53711
Tele: 608.274.0300; Fax: 608.663.9010

October 28, 2009

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

RE:     MEMBERS Mutual Funds ("Trust") Form N-14 Registration Statement (SEC File  No. 333-162242)

Dear Sir/Madam:

     Filed herewith via EDGAR is Pre-Effective Amendment No. 2 to the Trust's Form N-14 Registration (combined information statement/prospectus) relating to a proposed reorganization of the Small Cap Growth Fund ("SCG Fund"), a series of the Trust, with and into the Small Cap Value Fund ("SCV Fund"), also a series of the Trust. The purpose of this filing is to respond to comments received from the staff on Pre-Effective Amendment No. 1 to the Form N-14 Registration Statement filed on October 23, 2009. What follows are the staff's comments, followed by the Trust's comments thereto.

In connection herewith, the Trust understands that:  (1) it is responsible for the adequacy and accuracy of the disclosure in its filings, (2) the staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Securities and Exchange Commission (the "SEC") from taking any action with respect to the filings, and (3) it may not assert staff comments as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

1.	Comment: The auditor's consent contained in Pre-Effective Amendment No. 1 was not signed. Please file another Pre-Effective Amendment with a signed auditor's consent.

Response: Filed herewith is Pre-Effective Amendment No. 2 with a signed auditor's consent.

2.

Comment: Please add disclosure earlier in the Registration Statement to state that approximately 99% of the SCG Fund's portfolio holdings will be disposed of after the reorganization. A cross reference to the more detailed discussion regarding this issue later in the document should also be added here as well.

Response: This change has been made.

3.      Comment: In footnote 5 of the fee table, the word "net" should be added to the second line after the words "amount of ".

Response: This change has been made.

* * * * *

     If you have any questions or comments regarding this filing, please call the undersigned at the telephone number listed above.
                              Respectfully submitted,
                              /s/ Pamela M. Krill
                              Pamela M. Krill
                              General Counsel and Chief Legal Officer